Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes Tables
Deferred tax asset

The components of the Company’s deferred tax asset are as follows:

	March 31,	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$1,725,000	$1,701,000

Net deferred tax assets before valuation allowance	$1,725,000	$1,701,000
Less: Valuation allowance	(1,725,000)	(1,701,000)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$1,701,000	$1,516,900

Net deferred tax assets before valuation allowance	$1,701,000	$1,516,900
Less: Valuation allowance	(1,701,000)	(1,516,900)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and state statutory income tax rate to pre-tax loss is as follows:

	March 31,	December 31,
	2018	2017

Federal and state statutory rate	21%	35%
Change in valuation allowance on deferred tax assets	(21)%	(35)%

	December 31,	December 31,
	2017	2016

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%